Current Liabilites - Trade and Other Payables (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Disclosure of trade and other payables [line Items]
Trade payables	$ 1,824,901	$ 1,639,661
Other payables and accruals	2,956,828	1,294,706
Total trade and Other current payables	$ 4,781,729	$ 2,934,367